ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts Payable And Accrued Liabilities Details
Accounts Payable	$ 252,749	$ 520,594	$ 491,392
Accrued Liabilities for services rendered but not invoiced as of September 30, 2013 and 2012
Professional services (legal, audit, financial)	14,000	15,000	40,583
Management Salary
Other	69,152
Accounts Payable, Net	$ 355,901	$ 542,594	$ 531,975